Financial Instruments - Summarizes Sugar Price and Aluminum Price Contracts (Detail) - MXN ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Asset	$ 1,628,000,000	$ 4,702,000,000
Cash flow hedges | Aluminum price contracts | 2025
Disclosure of detailed information about financial instruments [line items]
Notional Amount		828,000,000
Derivative financial instruments liability		(2,000,000)
Asset		33,000,000
Cash flow hedges | Aluminum price contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional Amount	1,619,000,000
Derivative financial instruments liability	(9,000,000)
Asset	156,000,000
Cash flow hedges | Sugar price contracts | 2025
Disclosure of detailed information about financial instruments [line items]
Notional Amount		3,108,000,000
Derivative financial instruments liability		(183,000,000)
Asset		6,000,000
Cash flow hedges | Sugar price contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional Amount	2,085,000,000	2,214,000,000
Derivative financial instruments liability	(321,000,000)	(118,000,000)
Asset	0	0
Cash flow hedges | Sugar price contracts | 2027
Disclosure of detailed information about financial instruments [line items]
Notional Amount	1,672,000,000	440,000,000
Derivative financial instruments liability	(146,000,000)	(27,000,000)
Asset	0	$ 0
Cash flow hedges | Diesel price contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional Amount	22,000,000
Derivative financial instruments liability	0
Asset	0
Cash flow hedges | PX+MEG price contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional Amount	72,000,000
Derivative financial instruments liability	(5,000,000)
Asset	$ 0